Inventories, Net - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 527,252	$ 605,154
Work in progress	878,322	1,463,866
Finished goods	1,404,946	1,366,573
Less: impairment	355,043	251,642	$ 241,288	$ 229,239
Inventories, net	$ 2,455,477	$ 3,183,951